Credit Risk - Schedule of Macroeconomic Assumptions for Each Five Scenarios (Details)	Dec. 31, 2024	Dec. 31, 2023
Upside
Disclosure of credit risk exposure [line items]
GDP growth, year 1	0.30%	4.30%
GDP growth, year 2	0.90%	0.60%
GDP growth, year 3	2.00%	1.00%
GDP growth, year 4	2.50%	2.10%
GDP growth, year 5	2.50%	2.40%
GDP growth, year 6	2.50%	2.40%
GDP growth, year 7	2.50%	2.40%
GDP growth rate, five-year average	2.40%	2.10%
GDP growth rate, peak/(trough)		0.00%
Bank of England base rate, year 1	5.25%	3.50%
Bank of England base rate, year 2	4.75%	5.25%
Bank of England base rate, year 3	3.25%	4.25%
Bank of England base rate, year 4	3.00%	3.25%
Bank of England base rate, year 5	3.00%	2.75%
Bank of England base rate, year 6	3.00%	2.75%
Bank of England base rate, year 7	3.00%	2.75%
Bank of England base rate, five-year end period	3.00%	2.75%
Bank of England base rate, five-year peak	4.75%
Bank of England base rate, peak/(trough)		5.25%
House price growth, year 1	(0.70%)	5.00%
House price growth, year 2	4.80%	(1.70%)
House price growth, year 3	4.30%	2.00%
House price growth, year 4	4.70%	6.50%
House price growth, year 5	4.60%	5.10%
House price growth, year 6	4.50%	4.00%
House price growth, year 7	4.60%	3.60%
House price growth rate, five-year average	4.70%	4.30%
House price growth rate, peak/(trough)		(3.70%)
Unemployment rate, year 1	3.80%	3.70%
Unemployment rate, year 2	4.40%	4.30%
Unemployment rate, year 3	4.10%	4.30%
Unemployment rate, year 4	4.00%	3.70%
Unemployment rate, year 5	4.00%	3.40%
Unemployment rate, year 6	4.00%	3.00%
Unemployment rate, year 7	4.00%	3.00%
Unemployment rate, five-year end period	4.00%	3.00%
Unemployment rate, five-year peak	4.40%
Unemployment rate, peak/(trough)		4.50%
CRE price growth rate, year one	(5.60%)
CRE price growth rate, year two	0.40%
CRE price growth rate, year three	5.70%
CRE price growth rate, year four	5.20%
CRE price growth rate, year five	2.90%
CRE price growth rate, year six	3.30%
CRE price growth rate, year seven	3.00%
CRE price growth rate, five-year average increase/decrease	4.00%
Base case
Disclosure of credit risk exposure [line items]
GDP growth, year 1	0.30%	4.30%
GDP growth, year 2	0.90%	0.50%
GDP growth, year 3	1.40%	0.40%
GDP growth, year 4	1.60%	1.30%
GDP growth, year 5	1.40%	1.50%
GDP growth, year 6	1.40%	1.40%
GDP growth, year 7	1.40%	1.40%
GDP growth rate, five-year average	1.50%	1.20%
GDP growth rate, peak/(trough)		0.00%
Bank of England base rate, year 1	5.25%	3.50%
Bank of England base rate, year 2	4.75%	5.25%
Bank of England base rate, year 3	3.75%	4.50%
Bank of England base rate, year 4	3.50%	3.50%
Bank of England base rate, year 5	3.25%	3.25%
Bank of England base rate, year 6	3.25%	3.00%
Bank of England base rate, year 7	3.25%	3.00%
Bank of England base rate, five-year end period	3.25%	3.00%
Bank of England base rate, five-year peak	4.75%
Bank of England base rate, peak/(trough)		5.25%
House price growth, year 1	(0.70%)	5.00%
House price growth, year 2	4.50%	(2.20%)
House price growth, year 3	3.00%	(1.00%)
House price growth, year 4	3.00%	2.50%
House price growth, year 5	3.00%	3.00%
House price growth, year 6	3.00%	3.00%
House price growth, year 7	3.00%	3.00%
House price growth rate, five-year average	3.20%	2.00%
House price growth rate, peak/(trough)		(6.50%)
Unemployment rate, year 1	3.80%	3.70%
Unemployment rate, year 2	4.30%	4.30%
Unemployment rate, year 3	4.40%	4.80%
Unemployment rate, year 4	4.20%	4.40%
Unemployment rate, year 5	4.20%	4.30%
Unemployment rate, year 6	4.20%	4.30%
Unemployment rate, year 7	4.20%	4.20%
Unemployment rate, five-year end period	4.20%	4.20%
Unemployment rate, five-year peak	4.40%
Unemployment rate, peak/(trough)		4.80%
CRE price growth rate, year one	(5.60%)
CRE price growth rate, year two	(0.10%)
CRE price growth rate, year three	2.50%
CRE price growth rate, year four	2.80%
CRE price growth rate, year five	2.50%
CRE price growth rate, year six	2.20%
CRE price growth rate, year seven	2.10%
CRE price growth rate, five-year average increase/decrease	2.30%
Downside 1
Disclosure of credit risk exposure [line items]
GDP growth, year 1	0.30%	4.30%
GDP growth, year 2	0.80%	0.50%
GDP growth, year 3	(0.40%)	(0.10%)
GDP growth, year 4	0.30%	0.20%
GDP growth, year 5	0.90%	0.50%
GDP growth, year 6	1.00%	0.30%
GDP growth, year 7	1.10%	0.30%
GDP growth rate, five-year average	0.60%	0.30%
GDP growth rate, start to trough	(0.70%)
GDP growth rate, peak/(trough)		(0.20%)
Bank of England base rate, year 1	5.25%	3.50%
Bank of England base rate, year 2	4.75%	5.25%
Bank of England base rate, year 3	4.50%	5.25%
Bank of England base rate, year 4	3.25%	4.00%
Bank of England base rate, year 5	3.00%	3.25%
Bank of England base rate, year 6	3.00%	3.00%
Bank of England base rate, year 7	3.00%	3.00%
Bank of England base rate, five-year end period	3.00%	3.00%
Bank of England base rate, five-year peak	4.75%
Bank of England base rate, peak/(trough)		5.75%
House price growth, year 1	(0.70%)	5.00%
House price growth, year 2	2.00%	(4.70%)
House price growth, year 3	(5.80%)	(11.70%)
House price growth, year 4	(3.70%)	3.40%
House price growth, year 5	2.90%	2.10%
House price growth, year 6	4.40%	3.00%
House price growth, year 7	4.60%	3.10%
House price growth rate, five-year average	0.00%	(0.80%)
House price growth rate, start to trough	(10.10%)
House price growth rate, peak/(trough)		(17.50%)
Unemployment rate, year 1	3.80%	3.70%
Unemployment rate, year 2	4.40%	4.30%
Unemployment rate, year 3	5.20%	4.80%
Unemployment rate, year 4	5.50%	4.90%
Unemployment rate, year 5	5.50%	5.20%
Unemployment rate, year 6	5.50%	5.40%
Unemployment rate, year 7	5.50%	5.30%
Unemployment rate, five-year end period	5.50%	5.30%
Unemployment rate, five-year peak	5.50%
Unemployment rate, peak/(trough)		5.50%
CRE price growth rate, year one	(5.60%)
CRE price growth rate, year two	(2.30%)
CRE price growth rate, year three	(5.50%)
CRE price growth rate, year four	1.70%
CRE price growth rate, year five	2.00%
CRE price growth rate, year six	1.80%
CRE price growth rate, year seven	2.40%
CRE price growth rate, five-year average increase/decrease	(0.10%)
CRE price growth rate, start to trough	(7.40%)
Stubborn Inflation
Disclosure of credit risk exposure [line items]
GDP growth, year 1		4.30%
GDP growth, year 2		0.50%
GDP growth, year 3		(1.80%)
GDP growth, year 4		(0.90%)
GDP growth, year 5		0.40%
GDP growth, year 6		0.70%
GDP growth, year 7		0.80%
GDP growth rate, five-year average		(0.20%)
GDP growth rate, peak/(trough)		(2.80%)
Bank of England base rate, year 1		3.50%
Bank of England base rate, year 2		5.25%
Bank of England base rate, year 3		6.50%
Bank of England base rate, year 4		5.00%
Bank of England base rate, year 5		3.75%
Bank of England base rate, year 6		3.00%
Bank of England base rate, year 7		3.00%
Bank of England base rate, five-year end period		3.00%
Bank of England base rate, peak/(trough)		6.50%
House price growth, year 1		5.00%
House price growth, year 2		(6.30%)
House price growth, year 3		(18.80%)
House price growth, year 4		3.60%
House price growth, year 5		1.60%
House price growth, year 6		1.60%
House price growth, year 7		1.80%
House price growth rate, five-year average		(3.30%)
House price growth rate, peak/(trough)		(25.50%)
Unemployment rate, year 1		3.70%
Unemployment rate, year 2		4.30%
Unemployment rate, year 3		5.60%
Unemployment rate, year 4		5.90%
Unemployment rate, year 5		6.20%
Unemployment rate, year 6		6.10%
Unemployment rate, year 7		5.80%
Unemployment rate, five-year end period		5.80%
Unemployment rate, peak/(trough)		6.20%
Downside 2
Disclosure of credit risk exposure [line items]
GDP growth, year 1	0.30%	4.30%
GDP growth, year 2	0.40%	0.30%
GDP growth, year 3	(3.40%)	(3.30%)
GDP growth, year 4	(0.90%)	(1.40%)
GDP growth, year 5	1.30%	0.60%
GDP growth, year 6	2.80%	2.20%
GDP growth, year 7	2.80%	2.60%
GDP growth rate, five-year average	0.30%	0.10%
GDP growth rate, start to trough	(5.20%)
GDP growth rate, peak/(trough)		(5.10%)
Bank of England base rate, year 1	5.25%	3.50%
Bank of England base rate, year 2	4.75%	5.25%
Bank of England base rate, year 3	2.25%	3.75%
Bank of England base rate, year 4	1.50%	2.00%
Bank of England base rate, year 5	2.50%	2.00%
Bank of England base rate, year 6	2.75%	2.50%
Bank of England base rate, year 7	3.00%	2.50%
Bank of England base rate, five-year end period	3.00%	2.50%
Bank of England base rate, five-year peak	4.75%
Bank of England base rate, peak/(trough)		5.25%
House price growth, year 1	(0.70%)	5.00%
House price growth, year 2	1.30%	(7.80%)
House price growth, year 3	(20.10%)	(25.80%)
House price growth, year 4	(14.70%)	3.60%
House price growth, year 5	5.80%	1.60%
House price growth, year 6	9.60%	1.60%
House price growth, year 7	7.70%	1.80%
House price growth rate, five-year average	(3.70%)	(5.40%)
House price growth rate, start to trough	(33.00%)
House price growth rate, peak/(trough)		(33.00%)
Unemployment rate, year 1	3.80%	3.70%
Unemployment rate, year 2	4.40%	4.40%
Unemployment rate, year 3	8.30%	8.50%
Unemployment rate, year 4	8.20%	8.00%
Unemployment rate, year 5	7.60%	7.40%
Unemployment rate, year 6	7.00%	6.80%
Unemployment rate, year 7	6.40%	6.20%
Unemployment rate, five-year end period	6.40%	6.20%
Unemployment rate, five-year peak	8.50%
Unemployment rate, peak/(trough)		8.50%
CRE price growth rate, year one	(5.60%)
CRE price growth rate, year two	(2.70%)
CRE price growth rate, year three	(14.90%)
CRE price growth rate, year four	(8.50%)
CRE price growth rate, year five	4.40%
CRE price growth rate, year six	3.80%
CRE price growth rate, year seven	3.40%
CRE price growth rate, five-year average increase/decrease	(3.30%)
CRE price growth rate, start to trough	(24.70%)
Weighted
Disclosure of credit risk exposure [line items]
GDP growth, year 1	0.30%	4.30%
GDP growth, year 2	0.80%	0.50%
GDP growth, year 3	0.60%	(0.40%)
GDP growth, year 4	1.20%	0.60%
GDP growth, year 5	1.40%	1.10%
GDP growth, year 6	1.60%	1.40%
GDP growth, year 7	1.60%	1.40%
GDP growth rate, peak/(trough)		(1.10%)
Bank of England base rate, year 1	5.25%	3.50%
Bank of England base rate, year 2	4.75%	5.25%
Bank of England base rate, year 3	3.71%	4.88%
Bank of England base rate, year 4	3.16%	3.68%
Bank of England base rate, year 5	3.08%	3.18%
Bank of England base rate, year 6	3.10%	2.93%
Bank of England base rate, year 7	3.13%	2.93%
Bank of England base rate, five-year peak	4.75%
Bank of England base rate, peak/(trough)		5.55%
House price growth, year 1	(0.70%)	5.00%
House price growth, year 2	3.60%	(3.80%)
House price growth, year 3	(1.20%)	(7.80%)
House price growth, year 4	0.30%	3.30%
House price growth, year 5	3.40%	2.70%
House price growth, year 6	4.00%	2.70%
House price growth, year 7	4.00%	2.70%
House price growth rate, start to trough	(0.80%)
House price growth rate, peak/(trough)		(13.80%)
Unemployment rate, year 1	3.80%	3.70%
Unemployment rate, year 2	4.40%	4.30%
Unemployment rate, year 3	4.90%	5.30%
Unemployment rate, year 4	4.90%	5.10%
Unemployment rate, year 5	4.80%	5.00%
Unemployment rate, year 6	4.80%	4.90%
Unemployment rate, year 7	4.70%	4.70%
Unemployment rate, five-year peak	4.90%
Unemployment rate, peak/(trough)		5.50%
CRE price growth rate, year one	(5.60%)
CRE price growth rate, year two	(0.90%)
CRE price growth rate, year three	(0.70%)
CRE price growth rate, year four	2.00%
CRE price growth rate, year five	2.60%
CRE price growth rate, year six	2.40%
CRE price growth rate, year seven	2.40%
CRE price growth rate, start to trough	(1.20%)